Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On March 25, 2021, the Sponsor purchased 5,750,000 of the Company’s Class B common stock (the “Founder Shares”) for an aggregate purchase price of $25,000. The Founder Shares included an aggregate of up to 750,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares would equal, on an as-converted
basis, approximately 20% of the Company’s issued and outstanding shares of common stock after the Initial Public Offering. Upon exercise of the underwriters’ over-allotment option, these shares were no longer subject to forfeiture.
The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Our underwriter
 entered into a purchase agreement in connection with the closing of the Initial Public Offering pursuant to which it or its affiliates purchased from our sponsor an aggregate of
400,000
Founder Shares at a price of $
4.00
per Founder Share, or an aggregate purchase price of $
1,600,000
, which was paid at the time of the closing of the Initial Public Offering. The Founder Shares will be delivered by the Sponsor to the underwriter or its affiliate upon consummation of our initial Business Combination and immediately following the expiration of the transfer restrictions applicable to the Founder Shares.
On April 28, 2023, in connection with the Extension, 5,500,000 Founder Shares were converted into shares of Class A common stock.
General and Administrative Services
The Company entered into an agreement, commencing on the effective date of the Initial Public Offering through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay an affiliate of the Sponsor an aggregate of $15,000 per month for office space, utilities and secretarial, and administrative support services. This agreement was amended on January 28, 2023 to provide that, rather than be payable on a monthly basis, the payments due thereunder commencing with the monthly payment payable on or about February 28, 2023, shall accrue and be payable on the consummation of the Business Combination or the Company’s liquidation. During the three months ended September 30, 2024 and 2023, the Company recorded $45,000 in administrative fees. During the nine months ended September 30, 2024 and 2023, the Company recorded $135,000 in administrative fees. As of September 30, 2024 and December 31, 2023, there was a balance of $315,000 and $180,000, respectively, due to the affiliate, which amount is included in due to related party on the accompanying condensed balance sheets.
Related Party Loans
Convertible Working Capital Loans
In order to fund working capital deficiencies, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of September 30, 2024 and December 31, 2023, there were no amounts outstanding under the Working Capital Loans.
Loan payable - Sponsor
Per a Commitment Letter, dated July 19, 2022, the Sponsor undertook upon the Company’s written request to make available an aggregate amount of up to $250,000 to provide the Company funds for working capital purposes to ensure that the Company would continue as a going concern for at least 12 months. A second Commitment Letter was dated May 4, 2023 for up to an additional $750,000. A third Commitment Letter was dated December 20, 2023 for up to an additional $800,000. A fourth Commitment Letter was executed on July 8, 2024 for up to an additional $750,000. The Sponsor is charging interest at the mid-term
applicable federal rate at the time of funding. During the three and nine months ended September 30, 2024, the Sponsor loaned an aggregate of $400,000 and $
1,135,000
to the Company for working capital purposes, respectively. As of September 30, 2024 and December 31, 2023, $2,135,000 and $1,000,000 remained outstanding, respectively. As of September 30, 2024 and December 31, 2023, there was accrued interest of $68,053 and $19,404, respectively. On October 25, 2024, an additional request was made for funds in the amount of $200,000 of the remaining committed funds pursuant to the fourth Commitment Letter dated July 8, 2024.
Consulting Agreement
The Company and its Chief Financial Officer (“CFO”) entered into a consulting agreement pursuant to which the CFO was entitled to receive $15,600 per month for services rendered, commencing February 1, 2021, through the closing of our initial business combination. On April 1, 2022, the agreement with the CFO was amended so that the CFO would be paid $10,400 per month and an additional amount of $5,200 per month beginning April 1, 2022 through the consummation of the initial business combination would become payable upon a successful consummation of a business combination. If a successful business combination does not occur, the Company would not be required to pay this additional contingent amount. The consulting agreement was further amended on January 1, 2023, to provide that commencing on January 1, 2023, 100% of the consulting fee of $15,600 per month shall be accrued by the Company for the CFO’s benefit to be paid upon the closing of a business combination if such closing occurs, and if such business combination does not occur, then the accrued amount shall not be due or paid. For the three months ended September 30, 2024 and 2023, the Company recorded $46,800 of compensation for services provided. For the nine months ended September 30, 2024 and 2023, the

Company recorded $140,400 and $187,200, respectively, of compensation for services provided. As of September 30, 2024 and December 31, 2023, there was $374,000 and $234,000 accrued, respectively.
Limited Payments
The Company has agreed to pay its Chief Financial Officer a
one-time
fee of $150,000, upon the consummation of the initial business combination. The amount will only become payable upon a successful business combination. If a successful business combination does not occur, the Company will not be required to pay this contingent fee. This fee has therefore not been accrued for as of September 30, 2024 and December 31, 2023. There can be no assurances that the Company will complete a business combination.
The Company
 had agreed to pay its Chief Operating Officer a
one-time
fee of $
300,000
upon the consummation of the initial business combination. The Chief Operating Officer resigned effective June 6, 2023. Accordingly, the Company will not be required to pay this contingent fee. The amount would only have become payable upon a successful business combination. If a successful business combination does not occur, the Company would not have been required to pay this contingent fee. This fee has therefore not been accrued for as of September 30, 2024 and December 31, 2023.
Non-Redemption
Agreements
The Sponsor entered into
Non-redemption
agreements with various stockholders of the Company (the
“Non-Redeeming
Stockholders”), pursuant to which these stockholders agreed not to redeem a portion of their shares of Company common stock (the
“Non-Redeemed
Shares”) in connection with the Special Meeting held on April 28, 2023, but such stockholders retained their right to require the Company to redeem such
Non-Redeemed
Shares in connection with the closing of the Business Combination. The Sponsor has agreed to transfer to such
Non-Redeeming
Stockholders an aggregate of 250,000 the Founder Shares held by the Sponsor immediately following the consummation of an initial Business Combination. (See Note 6: Commitments and Contingencies:
Non-Redemption
Agreements.) The Company estimated the aggregate fair value of such 250,000 Founder Shares transferrable to the
Non-Redeeming
Stockholders pursuant to the
Non-redemption
agreements to be $180,000 or $0.72 per share. The fair value as of April 26 and 27, 2023 was determined using the probability of a successful Business Combination of 7%, derived from an option pricing model for the publicly traded warrants, and the average value per shares as of the valuation date of $10.30. Each
Non-Redeeming
Stockholder acquired from the Sponsor an indirect economic interest in such Founder Shares. The fair value of such Founder Shares was determined to be to be a cost associated with completing a Business Combination and a capital contribution from a related entity under SAB Topic 5T.
Warrant Transfer and Option Agreement
Pursuant to the Warrant Transfer and Option Agreement executed in connection with the Merger Agreement (See Note 1), at the effective time of the Merger (a) the Sponsor has agreed to transfer 4,800,000 private placement warrants purchased from the Company pursuant to that certain Private Placement Warrant Subscription Agreement, dated as of October 28, 2021 (the “Private Placement Warrants”) held by the Sponsor to the members of Car Tech, and (b) the Sponsor and B. Riley Principal Investments, LLC (“B. Riley”) have agreed to grant to Car Tech’s principal equity holder an option to purchase the remaining 7,200,000 Private Placement Warrants held by Sponsor and B. Riley for a purchase price of $4.00 per Private Placement Warrant.

NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On March 25, 2021, the Sponsor purchased 5,750,000 of the Company’s Class B common stock (the “Founder Shares”) for an aggregate purchase price of $25,000. The Founder Shares included an aggregate of up to 750,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares would equal, on an as-converted
basis, approximately 20% of the Company’s issued and outstanding shares of common stock after the Initial Public Offering. Upon exercise of the underwriters’ over-allotment option, these shares were no longer subject to forfeiture.
The holders

of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $
12.00
per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any
20
trading days within any
30-trading
day period commencing at least
150
days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Our underwriter entered into a purchase agreement in connection with the closing of the Initial Public Offering pursuant to which it or its affiliates purchased from our sponsor an aggregate of 400,000 Founder Shares at a price of $4.00 per Founder Share, or an aggregate purchase price of $1,600,000, which was paid at the time of the closing of the Initial Public Offering. The Founder Shares will be delivered by the Sponsor to the underwriter or its affiliate upon consummation of our initial Business Combination and immediately following the expiration of the transfer restrictions applicable to the Founder Shares.
On April 28, 2023, in connection with the Extension, 5,500,000 Founder Shares were converted into shares of Class A common stock.
Promissory Note - Related Party
On
March 25, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company had the ability to borrow up to an aggregate principal amount of $250,000. The Promissory Note was non-interest
bearing and payable on the earlier of (i) December 31, 2021 or (ii) the consummation of the Initial Public Offering. As of November 2, 2021, there was $
250,000
outstanding under the Promissory Note. On November 3, 2021, the Promissory Note was paid down in its entirety by the
Company.
General and Administrative Services
The Company entered into an agreement, commencing on the effective date of the Initial Public Offering through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay an affiliate of the Sponsor an aggregate of $15,000 per month for office space, utilities and secretarial, and administrative support services. This agreement was amended on January 28, 2023 to provide that, rather than be payable on a monthly basis, the payments due thereunder commencing with the monthly payment payable on or about February 28, 2023, shall accrue and be payable on the consummation of the Business Combination or the Company’s liquidation. During the year ended December 31, 2023 and 2022, the Company recorded $180,000 in administrative fees. As of December 31, 2023 and 2022, there was a balance of $180,000 and $15,000, respectively, due to the affiliate, which amount is included in due to related party on the accompanying balance sheets.
Related Party Loans
Convertible Working Capital Loans
In order to fund working capital deficiencies, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2023 and 2022, there were no amounts outstanding under the Working Capital Loans.
Loan payable - Sponsor
Per a Commitment Letter, dated July 19, 2022, the Sponsor undertook upon the Company’s written request to make available an aggregate amount of up to $250,000 to provide the Company funds for working capital purposes to ensure that the Company would continue as a going concern for at least 12 months A second Commitment Letter was dated May 4, 2023 for up to an additional $750,000.
A third Commitment Letter was dated December 20, 2023 for up to an additional
$800,000.

The Sponsor is charging interest at the
mid-term
applicable federal rate at the time of funding. During the year ended December 31, 2023, the Sponsor loaned an aggregate of
$
825,000
to
the Company for working capital purposes. As of December 31, 2023
and
2022
, $
1,000,000
and $
175,000
remained
outstanding, respectively. As of December 31, 2023 and 2022, there was accrued interest of $19,404 and $184, respectively.
Consulting Agreement
The Company and its Chief Financial Officer (“CFO”) entered into a consulting agreement pursuant to which the CFO was entitled to receive $15,600 per month for services rendered, commencing February 1, 2021, through the closing of our initial business combination. On April 1, 2022, the agreement with the CFO was amended so that the CFO would be paid $10,400 per month and an additional amount of $5,200 per month beginning April 1, 2022 through the consummation of the initial business combination would become payable upon a successful consummation of a business combination. If a successful business combination does not occur, the Company would not be required to pay this additional contingent amount. The consulting agreement was further amended on January 1, 2023, to provide that commencing on January 1, 2023,
100
% of the consulting fee of $
15,600
per month shall be accrued by the Company for the CFO’s benefit to be paid upon the closing of a business combination if such closing occurs, and if such business combination does not occur, then the accrued amount shall not be due or paid. For the year ended December 31, 2023 and 2022, the Company recorded $
234,000
and $
140,400
of compensation for services provided. As of December 31, 2023 and 2022, there was
$
234,000
and $0 accrued, respectively
.
Limited Payments
The Company has agreed to pay its Chief Financial Officer a
one-time
fee of $150,000, upon the consummation of the initial business combination. The amount will only become payable upon a successful business combination. If a successful business combination does not occur, the Company will not be required to pay this contingent fee. This fee has therefore not been accrued for as of December 31, 2023 and 2022. There can be no assurances that the Company will complete a business combination.
The
Company had agreed to pay its Chief Operating Officer a
one-time
fee of $300,000 upon the consummation of the initial business combination. The Chief Operating Officer resigned effective June 6, 2023. Accordingly, the Company will not be required to pay this contingent fee. The amount would only have become payable upon a successful business combination. If a successful business combination does not occur, the Company would not have been required to pay this contingent fee. This fee has therefore not been accrued for as of December 31, 2023 and 2022.
Non-redemption Agreements
The Sponsor entered into
Non-redemption
agreements with various stockholders of the Company (the
“Non-Redeeming
Stockholders”), pursuant to which these stockholders agreed not to redeem a portion of their shares of Company common stock (the
“Non-Redeemed
Shares”) in connection with the Special Meeting held on April 28, 2023, but such stockholders retained their right to require the Company to redeem such
Non-Redeemed
Shares in connection with the closing of the Business Combination. The Sponsor has agreed to transfer to such
Non-Redeeming
Stockholders an aggregate of

250,000

the Founder Shares held by the Sponsor immediately following the consummation of an initial Business Combination. The Company estimated the aggregate fair value of such

250,000

Founder Shares transferrable to the
Non-Redeeming
Stockholders pursuant to the
Non-redemption
agreements to be
$
180,000
 or $
0.72

per share. The fair value as of April 26 and 27, 2023 was determined using the probability of a successful Business Combination of

7
%,
derived from an option pricing model for the publicly traded warrants, and the average value per shares as of the valuation date of
$
10.30
.
Each
Non-Redeeming
Stockholder acquired from the Sponsor an indirect economic interest in such Founder Shares. The fair value of such Founder Shares was determined to be to be a cost associated with completing a Business Combination and a capital contribution from a related entity under SAB Topic 5T.